Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Selling General And Administrative Expense [Abstract]
Schedule of Selling, General and Administrative Expenses

Selling, general and administrative expenses consisted of the following items for the years ended December 31:

	2022	2021	2020

Included in selling expenses:
Commission expense	(2,485)	—	—
Included in general and administrative expenses:
Personnel expense (see Note 8)	(5,017)	(1,618)	(265)
Travel costs	(430)	(136)	-
Intellectual property	(1,348)	(708)	(498)
Legal costs	(2,176)	(771)	(382)
Licenses	—	(28)	(6)
Finance and administration	(5,209)	(270)	(151)
Transaction costs	(3,021)	—	—
IT	(25)	(20)	(2)
Rent and office services	(165)	(110)	(55)
Marketing and communication	(1,269)	(710)	(11)
Insurance	(289)	(187)	(11)
Depreciation and amortization	(72)	(14)	(1)
Commercial costs	(134)	—	—
Business development	(260)	(135)	-
Board fees	(69)	(31)	-
Miscellaneous	(261)	(65)	(2)
Total selling, general and administrative expenses	(22,230)	(4,803)	(1,384)